Note 17 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2022	2021
Equity accounted investments	$22,361	$16,550
Co-investment commitments	18,588	20,284
Maximum exposure to loss	$40,949	$36,834